Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 29, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	DCB FINANCIAL CORP
Entity Central Index Key	0001025877
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 12,899,326
Entity Common Stock, Shares Outstanding		3,717,385

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from financial institutions	$ 11,067	$ 10,024
Interest-bearing deposits	28,247	23,497
Total cash and cash equivalents	39,314	33,521
Securities available for sale	88,113	69,597
Securities held to maturity	1,010	1,313
Total securities	89,123	70,910
Loans held for sale, at lower of cost or fair value	0	753
Loans	359,767	424,864
Less allowance for loan losses	(9,584)	(12,247)
Net loans	350,183	412,617
Real estate owned	4,605	5,284
Investment in FHLB stock	3,799	3,799
Premises and equipment, net	12,107	13,175
Bank-owned life insurance	17,822	17,073
Accrued interest receivable and other assets	5,928	7,973
Total assets	522,881	565,105
Deposits
Noninterest-bearing	69,674	63,695
Interest-bearing	375,754	401,381
Total deposits	445,428	465,076
Federal funds purchased and other short-term borrowings	0	1,265
Federal Home Loan Bank advances	40,036	58,502
Accrued interest payable and other liabilities	2,718	2,848
Total liabilities	488,182	527,691
SHAREHOLDERS' EQUITY
Common stock, no par value, 7,500,000 shares authorized, 4,273,908 shares issued	3,785	3,785
Retained earnings	45,145	47,883
Treasury stock, at cost, 556,523 shares	(13,494)	(13,494)
Accumulated other comprehensive loss	(737)	(760)
Total shareholders' equity	34,699	37,414
Total liabilities and shareholders' equity	$ 522,881	$ 565,105

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value
Common stock, shares authorized	7,500,000	7,500,000
Common stock, shares issued	4,273,908	4,273,908
Treasury stock, shares	556,523	556,523

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans	$ 20,096	$ 24,643
Taxable securities	2,208	2,697
Tax-exempt securities	320	645
Federal funds sold and other	108	133
Total interest income	22,732	28,118
Interest expense
Deposits	2,809	4,182
Borrowings	2,304	2,743
Total interest expense	5,113	6,925
Net interest income	17,619	21,193
Provision for loan losses	5,436	11,040
Net interest income after provision for loan losses	12,183	10,153
Noninterest income
Service charges on deposit accounts	2,724	2,726
Trust department income	855	960
Gain on sale of securities	957	301
Gain (loss) on sale of assets	(363)	813
Gain on sale of loans	77	401
Treasury management fees	345	417
Data processing servicing fees	506	606
Earnings on bank owned life insurance	749	747
Total other-than-temporary impairment losses	(75)	(487)
Portion of loss recognized in other comprehensive income (before taxes)	(17)	(815)
Net impairment losses recognized in income	(92)	(1,302)
Other	600	446
Total noninterest income	6,358	6,115
Noninterest expense
Salaries and employee benefits	9,710	10,285
Occupancy and equipment	3,837	4,037
Professional services	1,517	1,908
Advertising	348	412
Postage, freight and courier	282	356
Supplies	185	261
State franchise taxes	463	615
Federal deposit insurance premiums	1,424	1,460
Other	3,526	4,154
Total noninterest expense	21,292	23,488
Loss before income tax	(2,751)	(7,220)
Income tax expense (benefit)	(13)	5,110
Net loss	$ (2,738)	$ (12,330)
Basic loss per common share	$ (0.74)	$ (3.32)
Diluted loss per common share	$ (0.74)	$ (3.32)

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (2,738)	$ (12,330)
Unrealized gains on securities available-for-sale, net of related taxes of $410 and $15 in 2011 and 2010, respectively	794	30
Net unrealized gains (losses) on securities held-to-maturity for which a portion of an other-than-temporary impairment has been recognized in income, net of taxes of $118 and $277 in 2011 and 2010, respectively	(229)	538
Amortization of unrealized losses on held-to-maturity securities, net of taxes of $46 and $16 in 2011 and 2010, respectively	90	32
Reclassification adjustment for realized gains included in net income, net of taxes of $325 and $102 in 2011 and 2010, respectively	(632)	(199)
Comprehensive loss	$ (2,715)	$ (11,929)

Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss [Abstract]
Taxes related to Unrealized gains on securities available-for-sale	$ 410	$ 15
Taxes related to Net unrealized gains (losses) on securities held-to-maturity for which a portion of an other-than-temporary impairment has been recognized in income	118	277
Taxes related to Amortization of unrealized losses on held-to-maturity securities	46	16
Taxes related to Reclassification adjustment for realized gains included in net income	$ 325	$ 102

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2009	$ 49,343	$ 3,785	$ 60,213	$ (13,494)	$ (1,161)
Net loss	(12,330)		(12,330)
Unrealized gains (losses) on securities designated as available-for-sale, net of realized gains and tax effects	(169)				(169)
Increase in / reduction of noncredit related losses on securities designated as held-to-maturity, net	570				570
Balance at Dec. 31, 2010	37,414	3,785	47,883	(13,494)	(760)
Net loss	(2,738)		(2,738)
Unrealized gains (losses) on securities designated as available-for-sale, net of realized gains and tax effects	162				162
Increase in / reduction of noncredit related losses on securities designated as held-to-maturity, net	(139)				(139)
Balance at Dec. 31, 2011	$ 34,699	$ 3,785	$ 45,145	$ (13,494)	$ (737)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (2,738)	$ (12,330)
Adjustments to reconcile loss to net cash provided by operating activities
Depreciation	1,236	1,571
Provision for loan losses	5,436	11,040
Deferred income taxes	(13)	5,110
Gain on sale of securities	(957)	(301)
Gain on sale of loans	(77)	(401)
(Gain) loss on sale of assets	363	(813)
Stock option plan expense	90	33
Premium amortization on securities, net	501	676
Other-than-temporary impairment loss	92	1,302
Loans originated for sale in the secondary market	(4,509)	(23,752)
Proceeds from sale of loans	5,339	25,842
Earnings on bank owned life insurance	(749)	(747)
Net changes in other assets and other liabilities	1,785	2,800
Net cash provided by operating activities	5,799	10,030
Securities
Purchases	(61,537)	(25,199)
Sales, maturities, principal payments, and calls	43,723	49,175
Net change in loans	55,047	51,859
Proceeds from sale of real estate owned	2,308	3,224
Investment in unconsolidated affiliates		2,061
Premises and equipment expenditures	(168)	(311)
Net cash provided by investing activities	39,373	80,809
Cash flows from financing activities
Net change in deposits	(19,648)	(92,379)
Net change in federal funds purchased and other short-term borrowings	(1,265)	(1,746)
Repayment of Federal Home Loan Bank advances	(18,466)	(4,646)
Net cash used in financing activities	(39,379)	(98,771)
Net change in cash and cash equivalents	5,793	(7,932)
Cash and cash equivalents at beginning of year	33,521	41,453
Cash and cash equivalents at end of year	39,314	33,521
Cash paid during the year for:
Interest on deposits and borrowings	5,116	7,221
Income taxes	0	0
Supplemental disclosure of non cash investing and financing activities:
Transfers from loans to real estate owned	$ 1,951	$ 3,487

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The consolidated financial statements include the accounts of DCB Financial Corp (“DCB”) and its wholly-owned subsidiaries, The Delaware County Bank and Trust Company (the “Bank”), DCB Title Services LLC, Datatasx LLC, DCB Insurance Services, Inc., and ORECO (collectively referred to hereinafter as the “Corporation”). All intercompany transactions and balances have been eliminated in the consolidated financial statements.

Nature of Operations: The Corporation provides financial services through its 14 banking locations in Delaware, Franklin and Union Counties, Ohio. Its primary deposit products are checking, savings, and term certificate accounts and its primary lending products are residential mortgage, commercial and installment loans. Substantially all loans are secured by specific items of collateral including business assets, consumer assets, and real estate. Commercial loans are expected to be repaid from cash flow from operations of businesses. Real estate loans are secured by both residential and commercial real estate. The Bank also operates a trust department and engages in other personal wealth management activities.

Business Segments: While DCB’s management monitors the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Accordingly, all of DCB’s operations are considered by management to be aggregated in one operating segment.

Use of Estimates: To prepare consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions based on available information. These estimates and assumptions affect amounts reported in the financial statements and disclosures provided, and future results could differ. The allowance for loan losses, fair value of financial instruments, determination of other-than-temporary impairment, status of contingencies and deferred tax asset valuation are particularly subject to change.

Cash and Cash Equivalents: Cash and cash equivalents include cash on hand, federal funds sold and deposits with other financial institutions with original maturities of less than ninety days. Net cash flows are reported for customer loan and deposit transactions, federal funds purchased and other short-term borrowings.

Securities: Securities classified as held-to-maturity are carried at adjusted amortized cost when management has the positive intent and ability to hold them to maturity. Securities classified as available-for-sale might be sold before maturity. Securities classified as available-for-sale are carried at fair value, with unrealized holding gains and losses excluded from earnings and reported as a component of other comprehensive income. Realized gains and losses on sale of securities are recognized using the specific identification method. The Corporation does not engage in securities trading activities.

Interest income includes premium amortization and accretion of discounts on securities. Effective April 1, 2009, the Corporation adopted new accounting guidance related to recognition and presentation of other-than-temporary impairment (ASC 320-10). When the Corporation does not intend to sell a debt security, and it is more likely than not, the Corporation will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

As a result of this guidance, the Corporation’s consolidated statement of operations beginning on December 31, 2009, reflects the impairment (that is, the difference between the security’s amortized cost basis and fair value) on debt securities that the Corporation intends to sell or would more likely than not be required to sell before the expected recovery of the amortized cost basis. For available-for-sale and held-to-maturity debt securities that management has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the noncredit loss is recognized in accumulated other comprehensive income. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected based on cash flow projections.

Management considers, in determining whether other-than-temporary impairment exists, (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income. Gains and losses on loan sales are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, unamortized deferred loan fees and costs and the allowance for loan losses.

Interest income is accrued based on the unpaid principal balance and includes amortization of net deferred loan fees and costs over the loan term. Interest income on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in process of collection. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. All interest accrued but not received for loans placed on nonaccrual status are reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable but unconfirmed credit losses, increased by the provision for loan losses and decreased by charge-offs net of recoveries. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the required allowance balance based on past loan loss experience, augmented by additional estimates related to the nature and volume of the portfolio, information about specific borrower situations, estimated collateral values, economic conditions and other factors.

The allowance consists of both specific and general components. The specific component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the collateral value, or value of expected discounted cash flows of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical charge-off experience and expected loss given default derived from the Bank’s internal risk rating process. Management utilizes historical loss rates in the calculation by applying weights, so that the most recent data bears a larger impact on future loss rate calculations. Management has the ability to adjust these loss rates by utilizing risk ratings based on current period trends. If current period trends differ either positively or negatively from the given weighted historical loss rates, adjustments can be made. The risk ratings either increase the expected loss rates, or decrease the expected loss rates, depending on the variance on actual versus historical trends. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risking rating data.

A loan is impaired when full payment of interest and principal under the original contractual loan terms is not expected. Commercial and industrial loans, commercial real estate, including construction and land development, and multi-family real estate loans are individually evaluated for impairment. If a loan is impaired, the loan amount exceeding fair value, based on the most current information available is reserved. Management has developed a process by which commercial and commercial real estate loans receiving an internal grade of substandard or doubtful are individually evaluated for impairment through a loan quality review (LQR). The LQR details the various attributes of the relationship and collateral and determines based on the most recent available information if a specific reserve needs to be applied and at what level. The LQR process for all loans meeting the specific review criteria is completed on a quarterly basis. Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans, are collectively evaluated for impairment, and accordingly, such loans are not separately identified for impairment disclosures.

Management utilizes historical loss information and various economic data to enhance the process for determining the allowance for loan losses. Typically, three years of historical loss data is accumulated by portfolio type and weighted to the extent that the most recent loss results bear a larger impact on the future loss expectations. These historical loss calculations, can be adjusted on a quarterly basis if trends begin to emerge that indicate actual loss rates differ, either positively or negatively, from historical trends. Economic data plays a minor role in the loan loss calculation, but is considered. Typically, the primary economic data that Management considers is the unemployment rate; however, inflationary pressures, and real estate activity and pricing trends are also taken into consideration.

Management also utilizes its assessment of general economic conditions, and other localized economic data to more fully support its loan loss estimates. General economic data may include: inflation rates, savings rates and national unemployment rates. Local data may include: unemployment rates; housing starts; real estate valuations; and other economic data specific to the Corporation’s market area. Though not specific to individual loans, these economic trends can have an impact on portfolio performance as a whole.

The allowance for loan losses is a valuation allowance for probable but unconfirmed credit losses, increased by the provision for loan losses and decreased by charge-offs net of recoveries. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Uncollectability is usually determined based on a pre-determined number of days in the case of consumer loans, or, in the case of commercial loans, is based on delinquency, collateral and other legal considerations. Consumer loans are charged-off prior to 120 days of delinquency, but could be charged off earlier, depending on the individual circumstances. Mortgage loans are charged down prior to 180 days of delinquency, but could be charged off sooner, again, depending upon individual circumstance. Typically, loans collateralized by consumer real estate are partially charged down to the estimated liquidation value, which is generally based on appraisal less costs to hold and liquidate. Commercial and commercial real estate loans are evaluated for impairment and typically reserved based on the results of the analysis, then subsequently charged down to a recoverable value when loan repayment is deemed to be collateral dependent. Both consumer and commercial loans can be partially charged down depending on a number of factors including: the remaining strength of the borrow and guarantor; the type and value of the collateral, and the ease of liquidating collateral; and whether or not collateral is brought onto the bank’s balance sheet via repossession. In the case of commercial and commercial real estate loan charge-off, partial or whole, takes place when Management determines that full collectability of principal balance is unlikely to occur. Subsequent recoveries, if any, are credited to the allowance. Management’s policies for determining impairment, reserves and charge-offs are reviewed and approved by the Board of Directors on an annual basis, and were not materially changed in 2011. Management estimates the required allowance balance based on past loan loss experience, augmented by additional estimates related to the nature and volume of the portfolio, information about specific borrower situations, estimated collateral values, economic conditions and other factors.

Concentrations of Credit Risk: The Bank grants commercial, real estate and consumer loans primarily in Delaware County, and the surrounding counties. Loans for commercial real estate, agricultural, construction and land development purposes comprise 36.2% of total loans at December 31, 2011. Loans for commercial purposes comprise 35.1% of loans, and include loans secured by business assets and agricultural loans. Loans for residential real estate purposes, including home equity loans, aggregate to 23.3% of loans. Loans for consumer purposes are primarily secured by consumer assets and represent 5.4% of total loans.

At December 31, 2010 loans for commercial real estate, agricultural, construction and land development purposes comprise 35.9% of total loans at December 31, 2010. Loans for commercial purposes comprise 36.6% of loans, and include loans secured by business assets and agricultural loans. Loans for residential real estate purposes, including home equity loans, aggregate to 22.0% of loans. Loans for consumer purposes are primarily secured by consumer assets and represent 5.5% of total loans.

Investment in Federal Home Loan Bank Stock: The Corporation is required as a condition of membership in the Federal Home Loan Bank of Cincinnati (“FHLB”) to maintain an investment in FHLB common stock. The stock is redeemable at par and, therefore, its cost is equivalent to its redemption value. The Corporation’s ability to redeem FHLB shares is dependent on the redemption practices of the FHLB. At December 31, 2011, the FHLB placed no restrictions on redemption of shares in excess of a member’s required investment in the stock. The stock is carried at cost and evaluated for impairment.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed over the assets’ useful lives, estimated to be 7 to 39 years for buildings, improvements and leasehold improvements. The Corporation generally uses three to five years for the useful lives of furniture, fixtures, and equipment, using the straight line method, depending on the nature of the asset. Premises and equipment are reviewed for impairment when events indicate the carrying amount may not be recoverable. Maintenance and repairs are expensed and major improvements are capitalized.

Foreclosed Assets: Assets acquired through foreclosure are initially recorded at the lower of cost or fair value less selling costs when acquired. If fair value declines below the recorded amount, a valuation allowance is recorded through expense. The Corporation generally evaluates fair market values of foreclosed assets on a quarterly basis, and adjusts accordingly. Holding costs after acquisition are expensed as incurred; however, construction costs to improve a property’s value may be capitalized as part of the asset value.

Servicing Assets: Servicing assets represent the allocated value of retained servicing on loans sold. Servicing assets are expensed in proportion to, and over the period of, estimated net servicing revenues. Impairment is evaluated based on the fair value of the assets, using groupings of the underlying loans as to interest rates, and then secondarily as to geographic and prepayment characteristics. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Any impairment of a grouping is reported as a valuation allowance. Loans serviced for others totaled $6,844 and $8,165 at December 31, 2011 and 2010, respectively. The Corporation had net servicing assets of $16 and $21 at December 31, 2011 and 2010, respectively.

Bank Owned Life Insurance: The Corporation has purchased life insurance policies on certain key executives. Bank owned life insurance is recorded at the lower of its cash surrender value or its net redemption value.

Investment in Unconsolidated Affiliates: At December 31, 2011 and 2010, the Corporation did not carry any investments in unconsolidated affiliates on its balance sheet. The Corporation sold investments in two unconsolidated affiliates during 2010.

Income Taxes: The Corporation accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Corporation determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax basis of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred tax assets are reduced by a valuation allowance, if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to the management’s judgment. The Corporation recognizes interest and penalties on income taxes, if applicable, as a component of income tax expense. The Corporation files consolidated income tax returns with its subsidiaries.

Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Earnings (Loss) Per Common Share: Basic earnings (loss) per common share is net income (loss) divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per common share are computed including the dilutive effect of additional potential common shares issuable under stock options. Diluted earnings (loss) per share are not computed for periods in which an operating loss is sustained.

The computation of earnings (loss) per share is based upon the following weighted-average shares outstanding for the years ended December 31:

	2011	2010
Weighted-average common shares outstanding (basic)	3,717,385	3,717,385
Dilutive effect of assumed exercise of stock options	—	—

Weighted-average common shares outstanding (diluted)	3,717,385	3,717,385

Stock Option Plan: The Corporation’s shareholders approved an employee share option Plan (the “Plan”) in May 2004. This Plan grants certain employees the right to purchase shares at a predetermined price. The Plan is limited to 300,000 shares. The shares granted to employees vest 20% per year over a five year period. The options expire after ten years. During the year ended December 31, 2011, options for 500 shares were granted to employees under the Plan, at a weighted average exercise price of $3.35; however, these options were subsequently forfeited during the year and no expense was recognized. At December 31, 2011, 103,757 shares were exercisable and 83,821 shares were available for grant under this Plan.

The Corporation recognizes compensation cost for unvested equity-based awards based on their grant-date fair value. The fair value of each option was estimated on the date of grant using the modified Black-Scholes options pricing model with weighted-average assumptions used for grants: dividend yield, expected volatility, risk-free interest rates, and contractual lives of 10 years for each grant. At December 31, 2011, outstanding options had no intrinsic value as the current share price of the options was greater than the market price.

The expected term of the options is based on evaluations of historical and expected future employee exercise behavior. The risk-free interest rate is based on the U.S. Treasury rates at the date of grant with maturity dates approximately equal to the expected life at the grant date.

The Corporation recorded $40 and $33 in compensation cost for equity-based awards that vested during the years ended December 31, 2011 and 2010, respectively. The Corporation has $79 of total unrecognized compensation cost related to non-vested equity-based awards granted under its stock option plan as of December 31, 2011, which is expected to be recognized over a period of 3.2 years. A summary of the status of the Corporation’s stock option plan as of December 31, 2011, and changes during the year is presented below:

	Year Ended December 31, 2011
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	285,806	$11.87	8.6 years	$—
Granted	500	3.35	—	—
Forfeited	(70,127)	9.40	—	—

Outstanding at end of year	216,179	$12.44	7.1 years	$—

Options exercisable at year end	103,757	$18.22		$—

Weighted-average fair value of options granted during the year		$0.00		$—

The following table depicts nonvested shares at December 31, 2011.

Nonvested Shares
Nonvested at January 1, 2011	204,006
Granted	500
Vested	(49,535)
Forfeited or expired	(42,549)

Nonvested at December 31, 2011	112,422

The following information applies to options outstanding at December 31, 2011:

Number Outstanding	Range Of Exercise Prices
59,345	$23.00 - $30.70
32,986	$14.15 - $16.90
29,686	$7.50 - $ 9.00
94,162	$3.35 - $3.50

Comprehensive Income (Loss): Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss), net of applicable income tax effects. Other comprehensive income (loss) includes unrealized appreciation (depreciation) on available-for-sale securities, unrealized appreciation (depreciation) on available-for-sale securities for which a portion of an other-than-temporary impairment has been recognized in income and unrealized appreciation (depreciation) on held-to-maturity securities for which a portion of an other-than-temporary impairment has been recognized in income.

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank of $1,000 was required to meet regulatory clearing balance requirements at December 31, 2011 and 2010. The regulatory clearing balances maintained do not earn interest, but do provide an earnings credit used to offset transaction fees. Other deposits at the Federal Reserve Bank above the clearing balance requirements earn interest at an overnight right, and are not restricted. In addition, approximately $1,080 is held in another institution and is under the control of a third party due to a contractual agreement.

Dividend Restrictions: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to DCB or by DCB to shareholders. Due to limitations imposed by regulators for DCB Financial Corp and the Bank, both entities are required to receive regulatory approval prior to paying dividends.

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or market conditions could significantly affect the estimates.

Advertising and Marketing: Advertising and other marketing costs are expensed as incurred.

Reclassification: Certain amounts in the prior year consolidated financial statements have been reclassified to conform to the 2011 and 2010 presentations. These reclassifications had no effect on net income for any period presented.

New Accounting Pronouncements: FASB ASU 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. In April 2011, the FASB issued ASU 2011-02, which provides additional guidance to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The amendments in this update are effective for the Corporation beginning in the quarter ended September 30, 2011 and are to be applied retrospectively to January 1, 2011. In addition, the modification disclosures described in ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, which were subsequently deferred by ASU 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings, are effective on a prospective basis beginning in the quarter ended

September 30, 2011. The adoption of ASU 2011-02 did not have a material impact on the consolidated financial statements.

FASB ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU represents the converged guidance of the FASB and the IASB (the “Boards”) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The amendments to the Codification in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The impact of adoption of this ASU is not expected to be material.

FASB ASU 2011-05, Presentation of Comprehensive Income. In June 2011, the FASB issued ASU 2011-05, which provides entities with the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income, along with a total for other comprehensive income, and a total amount for comprehensive income. Regardless of whether an entity chooses to present comprehensive income in a single continuous statement or in two separate but consecutive statements, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. This update should be applied retrospectively effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.

As the Corporation currently reports comprehensive income in two separate but consecutive statements with all of the components required by ASU 2011-05, the adoption of this guidance will not have an impact on the consolidated financial statements.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
SECURITIES

NOTE 2 – SECURITIES

The amortized cost and approximate fair value of available-for-sale securities, together with gross unrealized gains and losses, were as follows at December 31, 2011:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Costs	Gains	Losses	Value
U.S. Government and agency obligations	$35,393	$439	$(24)	$35,808

State and municipal obligations	15,497	548	(50)	15,995

Corporate bonds	1,854	—	(17)	1,837

Mortgage-backed securities	33,478	1,021	(26)	34,473

Total	$86,222	$2,008	$(117)	$88,113

The amortized cost and estimated fair values of securities held-to-maturity at December 31, 2011 were as follows:

	Adjusted	Gross	Estimated
	Amortized	Unrealized	Fair
	Cost	Gains	Value
Collateralized Debt Obligations	$1,010	$350	$1,360

The amortized cost and approximate fair value of available-for-sale securities, together with gross unrealized gains and losses, were as follows at December 31, 2010:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government and agency obligations	$29,510	$599	$(123)	$29,986

State and municipal obligations	12,153	193	(84)	12,262

Mortgage-backed securities	26,290	1,059	—	27,349

Total	$67,953	$1,851	$(207)	$69,597

The amortized cost and estimated fair values of securities held-to-maturity at December 31, 2010 were as follows:

	Adjusted	Gross	Estimated
	Amortized	Unrealized	Fair
	Cost	Gains	Value
Collateralized debt obligations	$1,313	$367	$1,680

Credit Losses Recognized on Investments

The following table provides information about debt securities for which only a credit loss was recognized in income and other losses are recorded in other comprehensive income for the years ended December 31, 2011 and 2010.

	Accumulated Credit Losses
	2011	2010
Credit losses on debt securities held to maturity
Beginning of period	$3,923	$2,621
Additions related to other-than-temporary losses not previously recognized	92	1,302
Reductions due to sales	—	—
Reductions due to change in intent or likelihood of sale	—	—
Additions related to increases in previously recognized other-than-temporary losses	—	—
Reductions due to increases in expected cash flows	—	—

End of period	$4,015	$3,923

The tables below indicate the length of time individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

2011

	(Less than 12 months)			(12 months or longer)			Total		Total
Description of Securities	Number of investments	Fair value	Unrealized losses	Number of investments	Fair value	Unrealized losses	Number of investments	Fair value	Unrealized losses
U.S. Government and agency obligations	5	$5,498	$(24)	—	$—	$—	5	$5,498	$(24)

State and municipal obligations	11	4,516	(50)	—	—	—	11	4,516	(50)

Corporate bonds	3	1,562	(17)	—	—	—	3	1,562	(17)

Mortgage-backed securities and other	5	5,435	(26)	—	—	—	5	5,435	(26)

Total securities	24	$17,011	$(117)	—	$—	$—	24	$17,011	$(117)

2010

	(Less than 12 months)			(12 months or longer)			Total		Total
Description of Securities	Number of investments	Fair value	Unrealized losses	Number of investments	Fair value	Unrealized losses	Number of investments	Fair value	Unrealized losses
U.S. Government and agency obligations	10	$9,904	$(123)	—	$—	$—	10	$9,904	$(123)

State and municipal obligations	9	3,575	(84)	—	—	—	9	3,575	(84)

Total securities	19	$13,479	$(207)	—	$—	$—	19	$13,479	$(207)

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. These declines primarily resulted from changes in market interest rates and failure of certain investments to maintain consistent credit quality ratings. Should the impairment of any of these securities become other-than-temporary, the unrealized losses will be recorded to operations in the period the determination of other-than-temporary impairment is made.

The unrealized losses on the Corporation’s investments in U.S. Government and agency obligations, corporate bonds, state and political subdivision obligations, and mortgage-backed securities were caused primarily by changes in interest rates. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost basis of the investments. Because the Corporation does not intend to sell the investments and it is not more likely than not the Corporation will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Corporation does not consider those investments to be other-than-temporarily impaired at December 31, 2011.

Substantially all mortgage-backed securities are backed by pools of mortgages that are insured or guaranteed by the Federal National Mortgage Association (“FNMA”), the Government National Mortgage Association (“GNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”).

The Corporation’s unrealized loss on investments in collateralized debt obligations relates to an original aggregate $8,000 investment in pooled trust securities. The unrealized loss was primarily caused by (a) decrease in performance and regulatory capital resulting from exposure to subprime mortgages and (b) sector downgrade by industry analysts. The Corporation currently expects the obligations to be settled at a price less than the amortized cost basis of the investments (that is, the Corporation expects to recover less than the entire amortized cost basis of the security). The Corporation has recognized a loss equal to the credit loss, establishing a new, and lower amortized cost basis. The credit loss was calculated by comparing expected discounted cash flows based on performance indicators of the underlying assets in the security to the carrying value of the investment. Because the Corporation does not intend to sell the investment and it is not more likely than not the Corporation will be required to sell the investment before recovery of its new, lower amortized cost basis, which may be maturity, it does not consider the remainder of the investment in the securities to be other-than-temporarily impaired at December 31, 2011.

At December 31, 2011, the $8,000 original investment in pooled trust securities was being carried by the Corporation at $1,010. Based on the current carrying value, those pooled trust securities are 2.91% of total shareholders’ equity. There are no securities from the same issuer, besides agency investments, greater than 10% of total equity at December 31, 2011.

The amortized cost and estimated fair value of debt securities, including securities held-to-maturity, at December 31, 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Mortgage-backed securities are shown separately since they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due in one year or less	$557	$571

Due from one to five years	20,546	20,656

Due from five to ten years	22,586	23,108

Due after ten years	9,055	9,305

Mortgage-backed securities	33,478	34,473

Total debt securities	86,222	88,113

Other securities	1,010	1,360

Total	$87,732	$89,473

Sales of investment securities during the years ended December 31, 2011 and 2010 were as follows:

	2011	2010
Proceeds from investments sales	$12,359	$15,764

Gross gains on investment sales	$957	$446

Gross losses on investment sales	$—	$145

Securities with a carrying amount of $80,771 and $67,952 at December 31, 2011 and 2010, respectively, were pledged to secure public deposits and other obligations.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
LOANS

NOTE 3 – LOANS

At December 31, 2011 and 2010, loans were comprised of the following:

	2011	2010
Commercial and industrial	$126,225	$155,410

Commercial real estate	129,958	152,374

Residential real estate and home equity	83,814	93,646

Consumer and credit card	19,770	23,411

	359,767	424,841

Add: Net deferred loan origination fees/costs	—	23

Total loans receivable	$359,767	$424,864

Loans to principal officers, directors, and their related affiliates during 2011 and 2010 in the normal course of business were as follows.

	2011	2010
Balance at beginning of year	$716	$7,988

New loans	—	1

Repayments	(78)	(7,273)

Balance at end of year	$638	$716

Credit Quality	12 Months Ended
Dec. 31, 2011
Credit Quality [Abstract]
CREDIT QUALITY

NOTE 4 – CREDIT QUALITY

Allowance for Credit Losses

The Corporation’s methodology for estimating probable future losses on loans utilizes a combination of probability of loss by loan grade and loss given defaults for its portfolios. The probability of default is based on both market data from a third-party independent source and actual historical default rates within the Corporation’s portfolio. The loss rates are based on three-year historical trends weighted so that recent years data has more impact on the calculation. This methodology recognizes trends in portfolio behavior while allowing for reasonable loss ratios on which to estimate allowance calculations.

Further, the process for estimating probable loan losses is divided into reviewing impaired loans on an individual basis for probable losses and, as noted above, calculating probably future losses based on historical and market data for homogenous loan portfolios. As the Corporation’s troubled loan portfolios have been reduced through charge-off, the remaining loan portfolios possess better overall credit characteristics, and based on the Corporation’s methodology require lower rates of reserving than historical levels.

The table below presents allowance for credit losses by loan portfolio. As presented within this note, commercial real estate includes real estate construction and land development loans.

	at December 31, 2011
	Consumer and Credit Card	Commercial and Industrial	Commercial Real Estate	Residential Real Estate and Home Equity	Total
Beginning Balance	$796	$4,174	$6,786	$491	$12,247

Charge Offs	(567)	(2,034)	(5,562)	(278)	(8,441)

Recoveries	247	58	27	10	342

Provision	(51)	(246)	5,665	68	5,436

Ending Balance	$425	$1,952	$6,916	$291	$9,584

Individually evaluated for impairment	$—	$345	$5,748	$—	$6,093

Collectively evaluated for impairment	425	1,607	1,168	291	3,491

Ending Balance	$425	$1,952	$6,916	$291	$9,584

Financing Receivables

Individually evaluated for impairment	$—	$12,620	$31,416	$—	$44,036

Collectively evaluated for impairment	19,770	113,605	98,542	83,814	315,731

Total	$19,770	$126,225	$129,958	$83,814	$359,767

	at December 31, 2010
	Consumer and Credit Card	Commercial and Industrial	Commercial Real Estate	Residential Real Estate and Home Equity	Total
Beginning Balance	$874	$2,476	$6,817	$312	$10,479

Charge Offs	(824)	(2,261)	(6,175)	(498)	(9,758)

Recoveries	200	270	4	12	486

Provision	546	3,689	6,140	665	11,040

Ending Balance	$796	$4,174	$6,786	$491	$12,247

Individually evaluated for impairment	$—	$2,812	$5,158	$—	$7,970

Collectively evaluated for impairment	796	1,362	1,628	491	4,277

Ending Balance	$796	$4,174	$6,786	$491	$12,247

Financing Receivables

Individually evaluated for impairment	$—	$18,967	$42,104	$—	$61,071

Collectively evaluated for impairment	23,411	136,144	110,270	93,646	363,770

Total	$23,411	$155,410	$152,374	$93,646	$424,841

Impaired Loans

A loan is considered impaired when based on current information and events it is probable the Bank will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. Generally, commercial and commercial real estate loans with risk grades Substandard, Vulnerable, Doubtful, or Loss, with aggregate relationships greater than $250 are evaluated for impairment.

The following table indicates impaired loans with and without an allocated allowance at December 31, 2011.

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance

Recorded

Consumer and Credit Card	$—	$—	$—	$—	$—

Commercial and Industrial	4,400	5,303	—	4,324	200

Commercial Real Estate	16,061	21,116	—	12,501	663

Residential RE and Home Equity	—	—	—	—	—

With Allowance Recorded

Consumer and Credit Card	—	—	—	—	—

Commercial and Industrial	8,220	9,647	2,003	10,844	593

Commercial Real Estate	15,355	18,740	4,090	26,399	778

Residential RE and Home Equity	—	—	—	—	—

Total

Consumer and Credit Card	—	—	—	—	—

Commercial and Industrial	12,620	14,950	2,003	15,168	793

Commercial Real Estate	31,416	39,856	4,090	38,900	1,441

Residential RE and Home Equity	—	—	—	—	—

Total	$44,036	$54,806	$6,093	$54,068	$2,234

The following table indicates impaired loans with and without an allocated allowance at December 31, 2010.

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance

Recorded

Consumer and Credit Card	$—	$—	$—	$—	$—

Commercial and Industrial	5,615	5,757	—	4,196	295

Commercial Real Estate	17,529	20,855	—	14,597	993

Residential RE and Home Equity	—	—	—	—	—

With Allowance Recorded

Consumer and Credit Card	—	—	—	—	—

Commercial and Industrial	13,352	15,238	2,812	13,651	741

Commercial Real Estate	24,575	28,823	5,158	25,209	821

Residential RE and Home Equity	—	—	—	—	—

Total

Consumer and Credit Card	—	—	—	—	—

Commercial and Industrial	18,967	20,995	2,812	17,847	1,036

Commercial Real Estate	42,104	49,678	5,158	39,806	1,814

Residential RE and Home Equity	—	—	—	—	—

Total	$61,071	$70,673	$7,970	$57,653	$2,850

Included in certain impaired loan categories are troubled debt restructurings that were classified as impaired. At December 31, 2011, the Bank had $1,621 of commercial, $20,540 of commercial real estate, and $58 of consumer that were modified in troubled debt restructurings and performing according to the modified terms.

In addition to these amounts, the Bank had troubled debt restructurings that were impaired and no longer performing in accordance with their modified terms. At year-end 2011 there were $1,310 1-4 family residential, $121 of commercial, and $5,002 of commercial real estate within that category. The allowance for impaired loans is included in the Corporation’s overall allowance for loan losses. The provision necessary to increase this allowance is included in the Corporation’s overall provision for losses on loans.

During 2011, the Corporation modified $19.1 million of loans that were not troubled debt restructures. This consisted of $5.7 million of commercial loans, $11.8 million of commercial real estate loans and $1.6 million of other loans including consumer and residential loans. These non-troubled debt restructures generally consist of renewals of operating lines of credit, renewals of project development lines of credit and extensions of loans related to real estate.

During 2010, the Corporation modified $23.2 million of loans that were not troubled debt restructures. This consisted of $5.7 million of commercial loans, $13.6 million of commercial real estate loans and $3.9 million of other loans including consumer and residential loans. These non-troubled debt restructures generally consist of renewals of operating lines of credit, renewals of project development lines of credit and extensions of loans related to real estate.

Nonperforming loans include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. Interest income that would have been recognized had nonperforming loans performed in accordance with contractual terms totaled $198 and $894 for years ended December 31, 2011and 2010, respectively. At December 31, 2011 and 2010, management viewed all loans past due and still accruing interest as well-secured and in the process of collection.

Financing receivables on nonaccrual status for the year ending December 31, 2011and 2010 are as follows:

	2011	2010
Consumer and credit card	$46	$33

Commercial and industrial	2,381	6,043

Commercial real estate	6,698	10,102

Residential real estate and home equity	451	389

Total	$9,576	$16,567

Credit Quality Indicators

Corporate risk exposure by risk profile was as follows at year-end 2011.

Category	Commercial and Industrial	Commercial Real Estate
Pass-1-4	$88,948	$90,364

Vulnerable-5	15,265	5,605

Substandard-6	22,012	33,989

Doubtful-7	—	—

Loss-8	—	—

Total	$126,225	$129,958

Corporate risk exposure by risk profile was as follows at year-end 2010.

Category	Commercial and Industrial	Commercial Real Estate
Pass-1-4	$108,295	$87,724

Vulnerable-5	22,154	11,785

Substandard-6	24,959	52,865

Doubtful-7	2	—

Loss-8	—	—

	$155,410	$152,374

Risk Category Descriptions

Pass (Prime – 1, Good – 2, Fair – 3, Compromised – 4)

Loans with a pass grade have a higher likelihood that the borrower will be able to service its obligations in accordance with the terms of the loan than those loans graded 5, 6, 7, or 8. The borrower’s ability to meet its future debt service obligations is the primary focus for this determination. Generally, a borrower’s expected performance is based on the borrower’s financial strength as reflected by its historical and projected balance sheet and income statement proportions, its performance, and its future prospects in light of conditions that may occur during the term of the loan.

Vulnerable (Special Mention) – 5

Loans which possess some credit deficiency or potential weakness which deserves close attention, but which do not yet warrant substandard classification. Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk in the future. The key distinctions of a 5 (Special Mention) classification are that (1) it is indicative of an unwarranted level of risk, and (2) weaknesses are considered “potential”, versus “well-defined”, impairments to the primary source of loan repayment.

Substandard – 6

Loans that are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the bank will sustain some loss if the deficiencies are not corrected. One or more of the following characteristics may be exhibited in loans classified Substandard:

•

Loans, which possess a defined credit weakness and the likelihood that a loan will be paid from the primary source, is uncertain. Financial deterioration is underway and very close attention is warranted to ensure that the loan is collected without loss.

•	Loans are inadequately protected by the current net worth and paying capacity of the obligor.

•	The primary source of repayment is gone, and the Bank is forced to rely on a secondary source of repayment such as collateral liquidation or guarantees.

•	Loans are characterized by the distinct possibility that the Bank will sustain some loss if deficiencies are not corrected.

•	Unusual courses of action are needed to maintain a high probability of repayment.

•	The borrower is not generating enough cash flow to repay loan principal; however, continues to make interest payments.

•	The lender is forced into a subordinated or unsecured position due to flaws in documentation.

•	Loans have been restructured so that payment schedules, terms and collateral represent concessions to the borrower when compared to the normal loan terms.

•	The lender is seriously contemplating foreclosure or legal action due to the apparent deterioration in the loan.

•	There is a significant deterioration in the market conditions and the borrower is highly vulnerable to these conditions.

Doubtful – 7

One or more of the following characteristics may be exhibited in loans classified Doubtful:

•	Loans have all of the weaknesses of those classified as Substandard. Additionally, however, these weaknesses make collection or liquidation in full based on existing conditions improbable.

•	The primary source of repayment is gone, and there is considerable doubt as to the quality of the secondary source of repayment.

•

The possibility of loss is high, but, because of certain important pending factors, which may strengthen the loan, loss classification is deferred until its exact status is known. A Doubtful classification is established during this period of deferring the realization of the loss.

Loss – 8

Loans are considered uncollectible and of such little value that continuing to carry them as assets on the institution’s financial statements is not feasible. Loans will be classified Loss when it is neither practical nor desirable to defer writing off or reserving all or a portion of a basically worthless asset, even though partial recovery may be possible at some time in the future.

Consumer Risk

Consumer risk based on payment activity at December 31, 2011 is as follows.

Payment Category	Consumer and Credit Card	Residential Real Estate and Home Equity
Performing	$19,525	$83,317

Non-Performing	245	497

Total	$19,770	$83,814

Consumer risk based on payment activity at December 31, 2010 is as follows.

Payment Category	Consumer and Credit Card	Residential Real Estate and Home Equity
Performing	$22,970	$92,832

Non-Performing	441	814

Total	$23,411	$93,646

Age Analysis of Past Due Loans

The following table presents past due loans aged as of December 31, 2011.

Category	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 days and Accruing
Consumer and Credit Card	$250	$177	$245	$672	$19,098	$19,770	$199

Commercial and Industrial	9	165	706	880	125,345	126,225	740

Commercial Real Estate	—	—	5,803	5,803	124,155	129,958	—

Residential Real Estate and Home Equity	135	67	497	699	83,115	83,814	46

Total	$394	$409	$7,251	$8,054	$351,397	$359,767	$985

The following table presents past due loans aged as of December 31, 2010.

Category	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 days and Accruing
Consumer and Credit Card	$300	$104	$441	$845	$22,566	$23,411	$407

Commercial and Industrial	359	3	1,373	1,735	153,675	155,410	991

Commercial Real Estate	885	2,050	10,118	13,053	139,321	152,374	35

Residential Real Estate and Home Equity	472	123	814	1,409	92,237	93,646	425

Total	$2,016	$2,280	$12,746	$17,042	$407,799	$424,841	$1,858

Troubled Debt Restructurings

Information regarding Troubled Debt Restructuring (“TDR”) loans for the year ended December 31, 2011 is as follows:

	Twelve Months Ended December 31, 2011
	Number of Contracts	Post-Modification Outstanding Recorded Investment
Consumer and Credit Card	8	$45

Commercial and Industrial	2	1,400

Commercial Real Estate	17	16,172

Residential Real Estate and Home Equity	1	8

Total	28	$17,625

The following presents by class loans modified in a TDR from January 1, 2011 through December 31, 2011 that subsequently defaulted (i.e. 60 days or more past due following a modification) during the twelve month periods ended December 31, 2011.

	Loans modified as a TDR within the previous twelve months that subsequently defaulted during the Twelve Months Ended December 31, 2011
	Number of Contracts	Post-Modification Outstanding Recorded Investment (1)

Consumer and Credit Card	1	$11

Commercial and Industrial	1	115

Commercial Real Estate	3	2,290

Residential Real Estate and Home Equity	—	—

Total	5	$2,416

(1)	Period end balances are inclusive of all partial pay downs and charge-offs since the modification date. Loans modified in a TDR that were fully paid down, charged off, or foreclosed upon by period end are not reported.

A modification of a loan constitutes a TDR when a borrower is experiencing financial difficulty and the modification constitutes a concession. The Corporation offers various types of concessions when modifying a loan; however, forgiveness of principal is rarely granted. Depending on the financial condition of the borrower, the purpose of the loan and the type of collateral supporting the loan structure; modifications can be either short-term (12 months of less) or long term (greater than one year). Commercial loans modified in a TDR often involve temporary interest-only payments, term extensions, and converting revolving credit lines to term loans. Additional collateral, a co-borrower, or a guarantor may be requested. Commercial mortgage and construction loans modified in a TDR often involve reducing the interest rate for the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or substituting or adding a new borrower or guarantor. Construction loans modified in a TDR may also involve extending the interest-only payment period.

Land loans are also included in the class of commercial real estate loans. Land loans are typically structured as interest-only monthly payments with a balloon payment due at maturity. Land loans modified in a TDR typically involve extending the balloon payment by one to three years, changing the monthly payments from interest-only to principal and interest, while leaving the interest rate unchanged.

Loans modified in a TDR are typically already on nonaccrual status and partial charge-offs have in some cases already been taken against the outstanding loan balance. As a result, loans modified in a TDR for the Corporation may have the financial effect of increasing the specific allowance associated with the loan. The allowance for impaired loans that have been modified in a TDR is measured based on the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent or on the present value of expected future cash flows discounted at the loan’s effective interest rate. Management exercises significant judgment in developing these estimates.

As mentioned above, an individual loan is placed on a non-accruing status if, in the judgment of Management, it is unlikely that all principal and interest will be received according to the terms of the note. Loans on non-accrual may be eligible to be returned to an accruing status after six months of compliance with the modified terms. However, there are number of factors that could prevent a loan from returning to accruing status, even after remaining in compliance with loan terms for the aforementioned six month period. For example: deteriorating collateral, negative cash flow changes and inability to reduce debt to income ratios.

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 – PREMISES AND EQUIPMENT

Year-end fixed assets were as follows:

	2011	2010
Land	$1,899	$1,899

Buildings	13,916	13,916

Furniture and equipment	11,880	11,919

Subtotal	27,695	27,734

Accumulated depreciation	(15,788)	(14,839)

Total premises and equipment	11,907	12,895

Software, net of accumulated amortization	200	280

Total Fixed Assets	$12,107	$13,175

The Corporation has entered into operating lease agreements for branch offices and equipment, which expire at various dates through 2023, and provide options for renewals. Rental expense on lease commitments for 2011 and 2010 amounted to $754 and $832, respectively. The total future minimum lease commitments at December 31, 2011 under these leases are summarized as follows.

2012	$626

2013	614

2014	496

2015	475

2016	455

Thereafter	704

Total	$3,370

Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2011
Interest-Bearing Deposits [Abstract]
INTEREST-BEARING DEPOSITS

NOTE 6 – INTEREST-BEARING DEPOSITS

Year-end interest-bearing deposits were as follows:

	2011	2010
Interest-bearing demand	$66,651	$65,732

Money market	101,435	110,087

Savings deposits	33,448	32,308

Time deposits
In denominations under $100,000	84,255	63,675
In denominations of $100,000 or more	89,965	129,579

Total	$375,754	$401,381

Scheduled maturities of time deposits were as follows:

2012	$101,403

2013	62,676

2014	9,134

2015	763

2016	244

Total	$174,220

At December 31, 2011 and 2010 deposits received from officers, directors and related affiliates were considered to be immaterial to the total amount of deposits held at the institution.

Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
BORROWED FUNDS

NOTE 7 – BORROWED FUNDS

There were no short-term borrowings outstanding at December 31, 2011. As a member of the FHLB of Cincinnati, the Bank has the ability to obtain borrowings based on its investment in FHLB stock and other qualified collateral. FHLB advances are collateralized by a blanket pledge of the Bank’s qualifying 1-4 family and multi-family loan portfolios and all shares of FHLB stock. At December 31, 2011 total pledged loan collateral was $51,428 and investment in FHLB stock was $3,799. Those amounts at December 31, 2010 were $81,942 and $3,799 respectively.

Advances from the Federal Home Loan Bank at year-end were as follows.

Interest rate range	Maturing year ending December 31,	2011	2010
4.44% - 5.50%	2011	$—	$15,000

3.36% - 4.68%	2012	29,500	29,500

2.59% - 3.67%	2013	1,298	2,240

2.87% - 4.36%	2014	1,415	2,027

4.03% - 5.72%	2015	5,206	6,499

	2016	—	—

3.47% - 5.44%	Thereafter	2,617	3,236

	Total	$40,036	$58,502

Weighted-average interest rate		4.29%	4.38%

Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
RETIREMENT PLANS

NOTE 8 – RETIREMENT PLANS

The Corporation provides a 401(k) savings plan (the “Plan”) for all eligible employees. To be eligible, an individual must complete six months of employment and be 20 or more years of age. Under provisions of the Plan, a participant can contribute a certain percentage of their compensation to the Plan up to the maximum allowed by the IRS. The Corporation also matches a certain percentage of those contributions up to a maximum match of up to 3% of the participant’s compensation. The Corporation may also provide additional discretionary contributions. Employee voluntary contributions are vested immediately and Corporation contributions are fully vested after three years. The 2011 and 2010 expenses related to the Plan were $138 and $151, respectively.

The Corporation maintains a deferred compensation plan for the benefit of certain officers. The plan is designed to provide post-retirement benefits to supplement other sources of retirement income such as social security and 401(k) benefits. The amount of each officer’s benefit will generally depend on their salary, and their length of employment. The Corporation accrues the cost of this deferred compensation plan during the working careers of the officers. Expense under this plan totaled $230 and $98 in 2011 and 2010, respectively. The total accrued liability under this plan was $719 and $593 at December 31, 2011 and 2010, respectively. In addition to recognizing expense associated with the plan, the Corporation also funds the plan via cash payments into separate accounts managed by the Corporation’s trust department. At December 31, 2011, $558 of the outstanding liability has been funded through this process.

The Corporation has purchased insurance contracts on the lives of the participants in the supplemental post-retirement benefit plan and has named the Corporation as the beneficiary. While no direct connection exists between the deferred compensation plan and the life insurance contracts, it is management’s current intent that the earnings on the insurance contracts be used as a funding source for benefits payable under the plan.

Federal Income Taxes	12 Months Ended
Dec. 31, 2011
Federal Income Taxes [Abstract]
FEDERAL INCOME TAXES

NOTE 9 – FEDERAL INCOME TAXES

The Corporation files income tax returns in the U.S. federal jurisdiction and franchise tax returns in Ohio. Income tax expense (credits) for the years ended December 31, 2011 and 2010 included the following components.

	2011	2010
Valuation Allowance	$1,622	$8,083

Deferred	(1,635)	(2,973)

Totals	$(13)	$5,110

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate to income before income taxes was as follows:

	2011	2010
Income taxes (credits) computed at the statutory federal income tax rate	$(935)	$(2,455)

Tax exempt income	(401)	(512)

Change in Valuation Allowance	1,622	8,083

Other	(299)	(6)

Totals	$(13)	$5,110

Year-end deferred tax assets and liabilities were comprised of the following.

	2011	2010
Deferred tax assets

Allowance for loan losses	$3,259	$4,164

Depreciation	227	202

Deferred compensation	244	217

Alternative minimum tax carry forward	145	145

Other-than-temporary impairment losses	1,365	1,334

Other	62	43

Expenses on foreclosed real estate	132	24

Unrealized loss on other-than-temporary impairment on held-to-maturity securities	1,021	950

NOL Carry forward	4,354	2,026

	10,809	9,105

Deferred tax liabilities

FHLB stock dividends	(455)	(455)

Unrealized gain on securities available-for-sale	(643)	(559)

Other	(6)	(8)

	(1,104)	(1,022)

Net deferred tax asset	9,705	8,083

Less: Valuation Allowance	(9,705)	(8,083)

Total	$—	$—

At December 31, 2011, the Corporation has a $12.8 million net operating loss carry forward available to reduce future income taxes through 2030.

Commitments, Contingencies and Financial Instruments With Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Commitments, Contingencies and Financial Instruments With Off-Balance Sheet Risk [Abstract]
COMMITMENTS, CONTINGENCIES AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

NOTE 10 – COMMITMENTS, CONTINGENCIES AND FINANCIAL INSTRUMENTS

WITH OFF-BALANCE SHEET RISK

Some financial instruments such as loan commitments, credit lines, letters of credit and overdraft protection are issued to meet customer financing needs. These financing arrangements to provide credit typically have predetermined expiration dates, but can be withdrawn if certain conditions are not met. The commitments may expire without ever having been drawn on by the customer; therefore the total commitment amount does not necessarily represent future cash requirements. Off-balance sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used for loans, including obtaining various forms of collateral, such as real estate or securities at exercise of the commitment or letter of credit.

The Bank grants retail, commercial and commercial real estate loans in central Ohio. The Bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based upon management’s credit evaluation of each customer. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment and income producing commercial properties.

The contractual amount of financing instruments with off-balance sheet risk was as follows at year-end.

	2011		2010
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit	$62	$195	$36	$—

Unused lines of credit and letters of credit	$1,313	$63,369	$2,108	$66,685

Commitments to make loans are generally made for periods of 30 days or less. The fixed-rate loan commitments have interest rates ranging from 2.35% to 8.25% for 2011. Maturities for loans subject to these fixed-rate commitments range from up to 1 to 30 years. In the opinion of management, outstanding loan commitments equaled or exceeded prevalent market interest rates at December 31, 2011, such commitments were underwritten in accordance with normal loan underwriting policies, and all disbursements will be funded via normal cash flows from operations and existing excess liquidity.

Legal Proceedings

There is no pending material litigation, other than routine litigation incidental to the business of the Corporation and Bank. Further, there are no material legal proceedings in which any director, executive officer, principal shareholder or affiliate of the Corporation is a party or has a material interest, which is adverse to the Corporation or Bank. Finally, there is no litigation in which the Corporation or Bank is involved which is expected to have a material adverse impact on the financial position or results of operations of the Corporation or Bank.

Regulatory Capital	12 Months Ended
Dec. 31, 2011
Regulatory Capital [Abstract]
REGULATORY CAPITAL

NOTE 11 – REGULATORY CAPITAL

The Corporation is subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s financial statements. Capital adequacy guidelines and, additionally for banks, prompt corrective-action regulations, involve quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet various capital requirements can initiate regulatory action.

The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required. The Bank met the well-capitalized requirements, as publicly defined, at December 31, 2011. The classification as well capitalized is made periodically by regulators and is subject to change over time. Because the Bank operates under a written order, it is considered by regulation to be “adequately” capitalized.

The Corporation’s wholly-owned subsidiary, The Delaware County Bank and Trust, entered into a written agreement with the Ohio Division of Financial Institutions (“ODFI”) and a Consent Order with the Federal Deposit Insurance Corporation (“FDIC”) effective October 28, 2010 which address matters pertaining to, among other things: management and operations of the Bank; credit risk management practices and credit administration policies and procedures; Bank actions with respect to problem assets; reserves for loan and lease losses; strengthening the capital position of the Bank; the strategic plan and budget for fiscal 2012; staffing; and submitting a funding contingency plan for the Bank that identifies available sources of liquidity and includes a plan for dealing with potential adverse economic and market conditions.

The Consent Order and the Agreement contain substantially similar provisions. Among other things they require the Bank to attain a minimum 9% tier-1 capital ratio within 90 days of the effective date, and total risk-based capital ratio of not less than 13% within that same time period; submission of plans related to the reduction of non-performing assets; and a review of accounting matters related to subsidiary companies. The Agreement and Consent Order also provide that the Bank may not declare or pay dividends to DCB without the prior approval of the FDIC and ODFI. And, as announced earlier this year by DCB, without the prior approval of the Federal Reserve, if applicable, DCB may not declare or pay cash dividends, repurchase any of its shares, make payments on trust preferred securities or incur or guarantee any debt.

As previously noted, the Bank is required to achieve a tier-1 capital ratio of not less than 9.0% and a total risk-based capital ratio of not less than 13.0% within 90 days of the effective date of the Agreement and Consent Order, and, to maintain those capital levels during the remaining term of the Agreement and the Consent Order. It may do so by, among other alternatives, raising additional capital, generating sufficient earnings, reducing the bank’s assets, or a combination thereof. The Bank has not yet achieved the 9% tier-1 target or the 13% total risk-based capital target.

Additionally, the Bank is required to submit periodic progress reports to the ODFI and the FDIC regarding various aspects of the foregoing actions and requirements, and the Bank board has appointed a compliance committee to monitor and coordinate the Bank’s performance under the Agreement and Consent Order. The Agreement and Consent Order will remain in effect until modified or terminated by the ODFI and/or the FDIC. The Bank entered into the Agreement and the Consent Order without admitting or denying any unsafe or unsound banking practices, violations, rule or regulation.

Actual and required capital ratios are presented below at year-end.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011

Total capital to risk-weighted assets

Consolidated	$40,510	10.1%	$32,124	8.0%	N/A	N/A
Bank	$40,069	10.0%	$32,124	8.0%	$40,156	10.0%

Tier 1 (core) capital to risk-weighted assets

Consolidated	$35,434	8.8%	$16,062	4.0%	N/A	N/A
Bank	$34,993	8.7%	$16,062	4.0%	$24,093	6.0%

Tier 1 (core) capital to average assets

Consolidated	$35,634	6.6%	$21,433	4.0%	N/A	N/A
Bank	$34,993	6.5%	$21,498	4.0%	$26,872	5.0%

2010

Total capital to risk-weighted assets

Consolidated	$43,554	10.3%	$33,865	8.0%	N/A	N/A
Bank	$43,422	10.3%	$33,861	8.0%	$42,327	10.0%

Tier 1 (core) capital to risk-weighted assets

Consolidated	$38,177	9.0%	$16,933	4.0%	N/A	N/A
Bank	$38,045	9.0%	$16,931	4.0%	$25,396	6.0%

Tier 1 (core) capital to average assets

Consolidated	$38,177	6.4%	$23,802	4.0%	N/A	N/A
Bank	$38,045	6.4%	$23,750	4.0%	$29,688	5.0%

Banking regulations limit capital distributions by the Bank. Generally, capital distributions are limited to undistributed net income for the current and prior two years. In addition, dividends may not reduce capital levels below the minimum regulatory requirements disclosed above. Based on assets held at December 31, 2011, the tier-1 capital necessary to reach those requirements would be $48,370. To reach the 13% total risk-based capital requirement the Corporation would need to reach $52,202, based on risk based assets of $401,555 as presented in the December 31, 2011 FDIC Call Report. At December 31, 2011 and 2010, the Bank was unable to make dividend distributions to the Corporation without prior regulatory approval.

Disclosure About Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosures About Fair Values of Financial Instruments [Abstract]
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

NOTE 12 – DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

Carrying amount and estimated fair values of financial instruments were as follows at year-end.

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets

Cash and cash equivalents	$39,314	$39,314	$33,521	$33,521

Securities available for sale	88,813	88,813	69,597	69,597

Securities held to maturity	1,010	1,360	1,313	1,680

Loans held for sale	—	—	753	753

Loans (net of allowance)	350,183	345,774	412,617	401,967

FHLB stock	3,799	3,799	3,799	3,799

Accrued interest receivable	1,480	1,480	1,673	1,673

Financial liabilities

Noninterest-bearing deposits	$69,674	$69,674	$63,695	$63,695

Interest-bearing deposits	375,754	376,841	401,381	402,131

Federal funds purchased and other short-term borrowings	—	—	1,265	1,265

FHLB advances	40,036	40,616	58,502	60,581

Accrued interest payable	340	340	336	336

The estimated fair value of cash and cash equivalents, FHLB stock, accrued interest receivable, noninterest-bearing deposits, federal funds purchased and other short-term borrowings and accrued interest payable approximates the related carrying amounts. Estimated fair value for securities held-to-maturity is based on independent third-party evaluation including discounted cash flows and other market assumptions. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent re-pricing or re-pricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life. Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values. For loans held on balance sheet, the discounted fair value is further reduced by the amount of reserves held against the loan portfolios. Fair value of loans held for sale is based on market quotes. Fair values of long-term FHLB advances are based on current rates for similar financing. Fair values of off-balance sheet items are based on the current fee or cost that would be charged to enter into or terminate such agreements, which are not material.

Fair Value Measurements

The Corporation accounts for fair value measurements in accordance with FASB ASC 820, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include equity and certain municipal securities. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Level 2 securities include U.S. Government and agency obligations, state and municipal obligations, corporate bonds and mortgage-backed securities. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy.

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2011 and 2010.

	Fair Value Measurements Using
December 31, 2011	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. agency obligations	$35,808	$—	$35,808	$—

State and municipal obligations	15,995	—	15,995	—

Corporate bonds	1,837	—	1,837	—

Mortgage-backed	34,473	—	34,373	—

Total	$88,113	$—	$88,113	$—

	Fair Value Measurements Using
December 31, 2010	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. agency obligations	$29,986	$—	$29,986	$—

State and municipal obligations	12,262	—	12,262	—

Mortgage-backed	27,349	—	27,349	—

Total	$69,597	$—	$69,597	$—

Following is a description of the valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Collateralized debt obligations are classified as held to maturity. The Corporation recognized other-than-temporary impairment on the securities as of December 31, 2011 and 2010, based upon a Level 3 estimate of fair value, including a discounted cash flows calculation and a fair value estimate from an independent evaluation of the security.

Impaired loans

At December 31, 2011 and December 31, 2010, impaired loans consisted primarily of loans secured by nonresidential and commercial real estate. Management has determined fair value measurements on impaired loans primarily through evaluations of appraisals performed.

Real Estate Owned

Real estate acquired through, or in lieu of, loan foreclosure is held for sale and initially recorded at fair value (based on current appraised value) at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less estimated costs to sell. Management has determined fair value measurements on real estate owned primarily through evaluations of appraisals performed.

The following table presents the fair value measurements of assets measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2011 and December 31, 2010.

	Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011

Collateralized debt obligations	$1,360	$—	$—	$1,360

Impaired loans	17,483	—	—	17,483

Real estate owned	1,590	—	—	1,590

December 31, 2010

Collateralized debt obligations	$1,313	$—	$—	$1,313

Impaired loans	24,187	—	—	24,187

Real estate owned	449	—	—	449

Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 13 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of DCB Financial Corp was as follows:

CONDENSED BALANCE SHEETS

December 31, 2011 and 2010

	2011	2010
Assets

Cash and cash equivalents	$413	$75

Investment in subsidiaries	34,311	37,442

Investment securities	—	—

Investment in affiliates	—	—

Other assets	—	—

Total assets	$34,724	$37,517

Liabilities

Short term borrowings	$—	$80

Other liabilities	3,760	3,758

Shareholders’ Equity	30,964	33,679

Total liabilities and shareholders’ equity	$34,724	$37,517

Note: At December 31, 2011and 2010, DCB Financial Corp. has a payable to the Bank in the amount of $3,735. The Bank evaluated the receivable for collectability and has written the receivable off based on its evaluation. The payable to the Bank represents the difference between consolidated shareholders’ equity and the shareholders’ equity of DCB Financial Corp.

CONDENSED STATEMENTS OF OPERATIONS

Years ended December 31, 2011 and 2010

	2011	2010
Dividends from Bank subsidiary	$492	$—

Equity in undistributed loss of subsidiaries	(3,154)	(12,547)

Other	(2)	(70)

Total income (loss)	(2,664)	(12,617)

Operating expenses	74	127

Federal income tax expense (credit)	—	(414)

Net loss	$(2,738)	$(12,330)

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31, 2011 and 2010

	2011	2010
Cash flows from operating activities

Net loss	$(2,738)	$(12,330)

Adjustments to reconcile net loss to cash provided by operating activities:

Excess distributions from subsidiaries	3,154	12,547

Net change in other assets and liabilities	2	401

Net cash from operating activities	418	618

Cash flows used in investing activities

Investments in unconsolidated affiliates	—	426

Net cash from investing activities	—	426

Cash flows from financing activities

Repayment of short-term borrowings	(80)	(2,290)

Cash dividends paid	—	—

Proceeds from exercise of stock options	—	—

Purchase of treasury stock, net	—	—

Net cash from financing activities	(80)	(2,290)

Net change in cash and cash equivalents	338	(1,246)

Cash and cash equivalents at beginning of year	75	1,321

Cash and cash equivalents at end of year	$413	$75

Significant Estimates and Concentrations	12 Months Ended
Dec. 31, 2011
Significant Estimates and Concentrations [Abstract]
SIGNIFICANT ESTIMATES AND CONCENTRATIONS

NOTE 14 – SIGNIFICANT ESTIMATES AND CONCENTRATIONS

Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations. Estimates related to the allowance for loan losses are reflected in the footnote regarding loans. Current vulnerabilities due to certain concentrations of credit risk are discussed in the footnote on commitments and credit risk. Other significant estimates and concentrations not discussed in those footnotes include:

Deposit Concentration

At December 31, 2011, approximately 11.49% of the Bank’s deposits were received from public institutions. These concentrations pose possible liquidity and earnings risk to the Corporation. However, in the opinion of management, the potential risks associated with such deposit concentration is more than offset at December 31, 2011 by the Corporation’s available lending and borrowing capacity.

Investments

The Corporation invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such change could materially affect the amounts reported in the accompanying balance sheets.

Current Economic Conditions

The current protracted economic decline continues to present financial institutions with unprecedented circumstances and challenges, which in some cases have resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans.

At December 31, 2011, the Corporation held $129,958 in commercial real estate included in the Bank’s geographic area. Due to national, state and local economic conditions, values for commercial and development real estate have declined significantly, and the market for these properties is depressed.

The accompanying financial statements have been prepared using values and information currently available to the Corporation.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses and, capital that could negatively impact the Corporation’s ability to meet regulatory capital requirements and maintain sufficient liquidity.

Details of Operating Expenses	12 Months Ended
Dec. 31, 2011
Details of Operating Expenses [Abstract]
DETAILS OF OPERATING EXPENSES

NOTE 15 – DETAILS OF OPERATING EXPENSES

The following table details the composition of occupancy and equipment expenses for the years ended December 31, 2011 and 2010.

	2011	2010
Bank premises rent	$613	$633

Bank premises maintenance	447	437

Bank premises depreciation	549	551

Equipment lease	143	199

Depreciation	687	1,019

Software maintenance	774	718

Other	624	480

Total	$3,837	$4,037

The following table details the composition of other operating expenses for the years ended December 31, 2011 and 2010.

	2011	2010
ATM and debit cards	$622	$647

Telephone	440	379

Loan	942	914

Other operating	1,522	2,214

Total	$3,526	$4,154

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
QUARTERLY FINANCIAL DATA (Unaudited)

NOTE 16 – QUARTERLY FINANCIAL DATA (Unaudited)

The following tables summarize the Corporation’s quarterly results for the years ended December 31, 2011 and 2010.

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2011:
Total interest income	$5,413	$5,597	$5,770	$5,952
Total interest expense	1,223	1,269	1,282	1,339

Net interest income	4,190	4,328	4,488	4,613
Provision for losses on loans	1,600	625	2,536	675
Noninterest income	1,782	1,329	1,745	1,502
Noninterest expense	5,045	4,995	5,821	5,431

Income (loss) before income tax expense (benefit)	(673)	37	(2,124)	9
Federal income tax expense (benefit)	518	(239)	(268)	(24)

Net income (loss)	$(1,191)	$276	$(1,856)	$33

Income (loss) per share:
Basic	$(0.32)	$0.07	$(0.50)	$0.01
Diluted	$(0.32)	$0.07	$(0.50)	$0.01

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2010:
Total interest income	$6,631	$6,896	$7,196	$7,395
Total interest expense	1,448	1,742	1,834	1,901

Net interest income	5,183	5,154	5,362	5,494
Provision for losses on loans	1,162	4,531	3,386	1,961
Noninterest income	2,175	1,711	1,793	436
Noninterest expense	6,021	6,242	5,737	5,488

Income (loss) before income taxes (credits)	175	(3,908)	(1,968)	(1,519)
Federal income tax expense (credit)	530	5,151	60	(631)

Net loss	$(355)	$(9,059)	$(2,028)	$(888)

Loss per share:
Basic	$(0.10)	$(2.44)	$(0.54)	$(0.24)
Diluted	$(0.10)	$(2.44)	$(0.54)	$(0.24)